ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable consisted of the following as of September 30, 2017 and 2016:

	As of September 30,
	2017	2016
Accounts receivable, gross	$23,078,659	$25,492,158
Less: allowance for doubtful accounts	(1,817,050)	(1,648,178)
Accounts receivable, net	$21,261,609	$23,843,980

Allowance for Doubtful Accounts Receivable [Table Text Block]
Changes of allowance for doubtful accounts for the years ended September 30, 2017 and 2016 are as follow:

	As of September 30,
	2017	2016
Beginning balance	$1,648,178	$1,017,717
Add: additional reserve through bad debt expense	168,872	630,461
Ending balance	$1,817,050	$1,648,178

Schedule of Noncurrent Accounts Receivable [Table Text Block]
Accounts receivable amounts expected to be collected after one year as of September 30, 2017 and 2016 are as follow:

	As of September 30,
	2017	2016
Accounts receivable, gross	$282,264	$98,511
Total	$282,264	$98,511